Simple Agreements for Future Equity - Schedule of SAFE Note Amendments (Details) $ / shares in Units, $ in Thousands	May 09, 2024 $ / shares shares	Dec. 31, 2024 USD ($) shares	May 08, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Reverse Recapitalization [Line Items]
Outstanding Principal Balance of SAFEs Before Closing | $		$ 0	$ 42,557	$ 32,325
Common stock, outstanding (in shares)	122,096,270	137,706,596	1,386,983	69,242,940
Recapitalization exchange ratio	6.062
Stock issued during period, acquisitions (in shares)	8,407,894
Valuation cap of $300,000,000
Reverse Recapitalization [Line Items]
Outstanding Principal Balance of SAFEs Before Closing | $			$ 13,995
Price (in dollars per share) | $ / shares	$ 22.445945
Common stock, outstanding (in shares)			623,487
Recapitalization exchange ratio	6.062
Stock issued during period, acquisitions (in shares)	3,779,578
Valuation cap of $500,000,000
Reverse Recapitalization [Line Items]
Outstanding Principal Balance of SAFEs Before Closing | $			$ 28,562
Price (in dollars per share) | $ / shares	$ 37.409909
Common stock, outstanding (in shares)			763,496
Recapitalization exchange ratio	6.062
Stock issued during period, acquisitions (in shares)	4,628,316